Goodwill and impairment test	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Goodwill and impairment test	Goodwill and impairment test
Goodwill relates to the acquisition of Splicos SAS and Wittycel SAS that occurred in 2014 (i.e., prior the transition date to IFRS), which were merged into the Group in the same year.
Goodwill from Splicos SAS and Wittycel SAS acquisition corresponds to the “Modulation of RNA biogenesis / splicing”
technological platform and the “iNKT agonists” technological platform, respectively, from which derived the lead drug candidates of the Group: ABX464 and ABX196, respectively.
IFRS 3 was not applied to acquisitions of subsidiaries deemed to be a business within the meaning of IFRS, carried out before the
IFRS transition date, i.e., January 1 2020. Due to the application of this exemption, the previous accounting for business combinations in accordance with French GAAP remains unchanged (no identified Intellectual Property, Research & Development (“IPR&D”) assets are recognized in the statement of financial position).
The impairment test carried out as of December 31, 2022 resulted in the full impairment of the goodwill resulting from the acquisition of Wittycell SAS and other assets included in the ABX196 CGU, i.e. an impairment loss of €13,632 thousand as of December 31,
2022 (€13,586 thousand related to goodwill and €45 thousand related to other assets).
Consequently, the carrying amount of the Group's goodwill of €18,419 thousand as of December 31, 2023, 2024 and 2025 solely relates to the acquisition of Splicos SAS.
In accordance with IAS 36, goodwill is allocated to CGUs at a level corresponding to the lead drug candidates. Thus, goodwill from
Splicos SAS is allocated to the ABX464 CGU.
Goodwill impairment tests are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment, in accordance with IAS 36. The carrying amount of goodwill is compared to the recoverable amount, which is the higher value in use and the fair value less costs to disposal.
As of December 31, 2025, the Group has not identified any indication of impairment loss related to goodwill, intangible or tangible assets.
As of December 31, 2023, 2024 and 2025 the recoverable amount used for the impairment test of each CGU was the value in use. This value in use was based on a net present value calculation, using the following assumptions as of December 31, 2023, 2024 and 2025:
•Cash flows are set on the basis of the development and commercialization plans and budgets approved by Board of
Directors;
•A discount rate (or “WACC”) of  15% as of December 31, 2023, 11.5% as of December 31, 2024 and of 10.0% as of
December 31, 2025;
•A risk of development is taken into consideration by applying probabilities of success (or “POS”) of reaching future phases of development to cash flows related to the commercialization phase. Those average probabilities of success of
R&D projects are based on public sources;
•For the commercialization phase, selling price and sales volume are estimated on the basis of the potential market and the observed performances of comparable drugs currently on the market.
The impairment tests resulted in no impairment charges as of December 31, 2023, 2024, and 2025.
Sensitivity testing as of December 31, 2023, 2024 and 2025:
As the product is currently under development, a clinical trial failure or a failure to obtain a marketing approval could result in an impairment of the goodwill allocated to the ABX464 CGU. The results of the impairment test indicate a headroom level that is high enough so that any reasonably possible change in any of the key assumptions (except clinical failure) would not lead to any impairment.